Financial risk management and fair value estimates (Details 4) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 418,989	$ 434,213
Urban Properties And Investments Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Borrowings (excluding finance lease liabilities) [Member] | Operation Center In Argentina [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15,303	17,813
Urban Properties And Investments Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Borrowings (excluding finance lease liabilities) [Member] | Operation Center In Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	137,223	114,113
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	46,009	52,121
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,145	2,061
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Borrowings (excluding finance lease liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	42,544	49,965
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,278	23
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	26	72
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	16
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	12,013	7,805
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,538	1,825
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Borrowings (excluding finance lease liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	9,173	5,969
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,278
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		11
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	13
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	11
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	13,933	12,321
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	234	198
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Borrowings (excluding finance lease liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	13,687	12,114
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	8
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	4	9
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,756	12,167
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	102	18
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Borrowings (excluding finance lease liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,649	12,146
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	4
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1	3
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,734	1,938
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1	15
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Borrowings (excluding finance lease liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,732	1,923
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15,573	17,890
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	270	5
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		72
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Finance lease obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	347,536	238,055
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15,564	14,597
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Borrowings (excluding finance lease liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	327,078	216,475
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	6,959	4,822
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	48	16
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	24	8
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	65,151	45,758
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15,123	12,080
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Borrowings (excluding finance lease liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	46,984	29,733
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2,996	3,921
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	24	16
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	24	8
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	39,654	29,653
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	298	1,191
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Borrowings (excluding finance lease liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	38,377	26,639
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	955	1,823
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	24
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	41,328	24,221
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	143	1,326
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Borrowings (excluding finance lease liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	40,660	22,256
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	525	639
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	64,180	24,081
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Borrowings (excluding finance lease liabilities) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	63,834	23,734
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	346	347
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	137,223	114,342
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		229
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total